LIMITED PARTNERS' INTEREST IN SINGLE-FAMILY RENTAL BUSINESS (Tables)	12 Months Ended
Dec. 31, 2023
Limited Partners' Interest In Investments [Abstract]
Disclosure of Changes in Limited Partners' Interests in Single-Family Rental Business
The following table presents the changes in the limited partners' interests in single-family rental business balance for the years ended December 31, 2023 and December 31, 2022.

(in thousands of U.S. dollars)	December 31, 2023	December 31, 2022

Balance, beginning of year	$1,696,872	$947,452
Contributions	494,995	489,387
Distributions	(37,070)	(37,348)
Net change in fair value of limited partners’ interests in single-family rental business	145,497	297,381
Balance, end of year	$2,300,294	$1,696,872